Net Loss Per Share	6 Months Ended
Jun. 30, 2024
Net Loss Per Share [Abstract]
NET LOSS PER SHARE

18. NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted loss per share:

	For the six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to Aptorum Group Limited	$(2,643,796)	$(5,487,104)
Denominator:
Basic and diluted weighted average shares outstanding	5,339,608	3,849,621

Basic and diluted loss per share	$(0.50)	$(1.43)

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential dilutive securities are excluded from the calculation of diluted loss per share in loss periods as their effect would be anti-dilutive. For the six months ended June 30, 2024 and 2023, the total number of share options, warrants and convertible notes excluded from the calculation of diluted earnings per share due to their anti-dilutive nature, are 1,431,382 and 775,338, respectively.